Managed Container Fleet - Additional Information (Detail) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022
Managed Containers
Property Plant And Equipment [Line Items]
Containers, leaseback financial liability	$ 14,637	$ 14,841